LIMITED PARTNERS' EQUITY - Composition of Distributions (Details) - LP Units - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Distributions declared for the six months ended June 30	$ 88	$ 83	$ 179	$ 167
Brookfield
Disclosure of classes of share capital [line items]
Distributions declared for the six months ended June 30	22	21	45	42
External LP unitholders
Disclosure of classes of share capital [line items]
Distributions declared for the six months ended June 30	$ 66	$ 62	$ 134	$ 125